Regulatory Matters - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jan. 30, 2024
Regulatory Liabilities [Line Items]
Other income (note 5)	$ 6,030	$ 8,850	$ 12,729	$ 17,901
Mountain View Fire
Regulatory Liabilities [Line Items]
Accrued estimated losses	172,282		172,282
Expenses of wildlife memerandum account			56,282
Empire Electric | Midwest Extreme Weather Event
Regulatory Liabilities [Line Items]
Issuance of securitized bonds for qualified extraordinary costs					$ 301,463
Amortization expense	$ 5,970		$ 8,046